EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Balance, beginning of period	$ 68,310	$ 59,124
Additions, net of disposals1	10,527	9,170
Investment Accounted for Using Equity Method, Share of comprehensive income	3,417	4,127
Distributions received	(4,109)	(2,088)
Return of Capital	(250)	(335)
Foreign currency translation and other	1,986	(1,688)
Balance, end of period	$ 79,881	$ 68,310